COMMITMENTS AND CONTINGENCIES - Commitments (Details) - Property, plant and equipment $ in Thousands	Dec. 31, 2021 USD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Commitments	$ 167,871
2022	67,448
2023	49,475
2024	50,948
Total	$ 167,871